SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions							1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended						32 Months Ended
	Apr. 09, 2025 CNY (¥)	Mar. 18, 2025 USD ($) $ / shares	Mar. 15, 2025 CNY (¥)	Jan. 09, 2025 CNY (¥)	Jan. 08, 2025 CNY (¥)	Nov. 08, 2021 shares	Mar. 31, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)	Mar. 31, 2024 $ / shares	Apr. 17, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 31, 2025
SUBSEQUENT EVENTS
Repurchase of ordinary shares | ¥											¥ 5,101,091		¥ 5,150,628		¥ 1,319,796
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]											us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
S 2024 Dividends [Member]
SUBSEQUENT EVENTS
Dividend declared, per share | $ / shares									$ 0.117
Date of Record									Apr. 05, 2024
ADS | S 2024 Dividends [Member]
SUBSEQUENT EVENTS
Dividend declared, per share | $ / shares									$ 0.351
Class A ordinary shares
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)											144,663,195	144,663,195	141,064,215	141,064,215	41,707,914	41,707,914
Repurchase of ordinary shares											¥ 5,101,100	$ 716.0	¥ 5,150,600	$ 723.2	¥ 1,319,800	$ 187.3	¥ 11,570,800	$ 1,626.5
Class A ordinary shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
SUBSEQUENT EVENTS
Number of ordinary shares converted from one class to another						110,116,275
Class A ordinary shares | Mr. SHAN Yigang, an executive director
SUBSEQUENT EVENTS
Number of ordinary shares converted from one class to another						47,777,775
Subsequent Event
SUBSEQUENT EVENTS
Amount of land-transferring fee paid | ¥	¥ 323,000		¥ 348,600	¥ 215,400	¥ 348,600
Repurchase of ordinary shares | $										$ 184.0
Subsequent Event | O 2025 Q1 Dividends
SUBSEQUENT EVENTS
Date of declaration		Mar. 18, 2025
Dividend declared, per share | $ / shares		$ 0.12
Date of Record		Apr. 09, 2025
Dividends, Common stock | $		$ 400.0
Subsequent Event | Line of Credit [Member]
SUBSEQUENT EVENTS
Borrowing term							5 years
Borrowing capped | ¥							¥ 350,000
Interest Rate							2.55%
Subsequent Event | New Private Company [Member]
SUBSEQUENT EVENTS
Loan provided | ¥								¥ 43,000
Percentage of ownership interest acquired																			20.00%
Subsequent Event | ADS
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)										9,874,859
Cancelled (in shares)										11,392,355
Subsequent Event | ADS | O 2025 Q1 Dividends
SUBSEQUENT EVENTS
Dividend declared, per share | $ / shares		$ 0.36
Subsequent Event | Class A ordinary shares
SUBSEQUENT EVENTS
Repurchase of ordinary shares (in shares)										29,624,577
Cancelled (in shares)										34,177,065
Subsequent Event | Class B ordinary shares
SUBSEQUENT EVENTS
Number of ordinary shares converted from one class to another										1,370,970
Conversion ratio, common stock										1
Subsequent Event | Class B ordinary shares | Mr. PENG Yongdong, Chairman and Chief executive officer [Member]
SUBSEQUENT EVENTS
Number of ordinary shares converted from one class to another										956,123
Subsequent Event | Class B ordinary shares | Mr. SHAN Yigang, an executive director
SUBSEQUENT EVENTS
Number of ordinary shares converted from one class to another										414,847